Document and Entity Information	Nov. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Nov. 28, 2016
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Dec. 20, 2016
Document Effective Date	Dec. 20, 2016
Prospectus Date	Nov. 28, 2016
Multi-Class Prospectus | PACE® Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
Multi-Class Prospectus | PACE® Alternative Strategies Investments | Class C
Prospectus:
Trading Symbol	PASOX
Multi-Class Prospectus | PACE® Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
Class P Prospectus | PACE® Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX